Other Intangible Assets (Schedule Of Expected Intangible Assets Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Assets [Abstract]
2013	$ 225
2014	75
2015	75
2016 and thereafter	97
Expected intangible assets amortization expense	472	586
Aggregate amortization expense for amortizing intangible assets	$ 241	$ 311	$ 319